Leases - Summary of ROU Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
ROU assets	$ 235,790	$ 271,154
Lease liabilities:
Operating leases, current	(36,529)	(39,006)
Operating leases, non-current	(219,955)	(254,114)
Total lease liabilities	$ (256,484)	$ (293,120)